Consolidated and Combined Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 3,066.8	$ 2,889.0	$ 2,913.5
Costs, expenses and other:
Cost of sales	1,573.8	1,493.9	1,409.0
Research and development	246.6	251.7	265.8
Marketing, selling and administrative	735.2	779.8	784.8
Amortization of intangible assets	197.4	221.2	170.7
Asset impairments, restructuring and other special charges (Note 6)	128.8	375.1	308.4
Interest expense, net of capitalized interest	29.6	0.0	0.0
Other (income) expense, net	41.3	(0.1)	(2.8)
Costs, expenses and other	2,952.7	3,121.6	2,935.9
Income before income taxes	114.1	(232.6)	(22.4)
Income tax expense	27.6	78.1	25.5
Net income	$ 86.5	$ (310.7)	$ (47.9)
Earnings (loss) per share:
Basic and diluted (usd per share)	$ 0.28	$ (1.06)	$ (0.16)
Weighted average shares outstanding:
Basic and diluted (in shares)	313.7	293.3	293.3